Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

Pay Versus Performance Disclosure
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and Non-PEO NEOs and Company performance for the fiscal years listed below.

Year	Summary Compensation Table Total for PEO 1(1) ($)	Summary Compensation Table Total for PEO 2(1) ($)	Compensation Actually Paid to PEO 1 (1)(2)(3) ($)	Compensation Actually Paid to PEO 2 (1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($Thousands)	Core PPNR ($ Thousands)(5)
							TSR ($)	Peer Group TSR ($)
2023	—	2,927,559	—	2,687,710	1,165,745	1,191,371	116.36	96.65	30,789	141,990
2022	—	2,959,731	—	1,668,456	918,499	777,465	124.87	97.52	61,963	105,479
2021	396,728	4,634,369	1,591,669	8,174,519	1,254,145	1,589,521	158.84	124.06	110,311	69,907
2020	1,604,927	—	764,927	—	728,501	161,192	69.76	89.69	(1,722)	71,023

(1)
Millar Wilson was our PEO in 2020 and from January 1, 2021 through March 19, 2021. Gerald P. Plush has been our PEO since March 20, 2021. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Alberto Peraza	Miguel Palacios	Carlos Iafigliola	Sharymar Calderón
Miguel Palacios	Alberto Capriles	Miguel Palacios	Carlos Iafigliola
Alfonso Figueredo	Alfonso Figueredo	Alberto Capriles	Alberto Capriles
		Howard Levine	Howard Levine
Juan Esterripa

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Gerald P. Plush ($)	Exclusion of Stock Awards for Gerald P. Plush ($)	Inclusion of Equity Values for Gerald P. Plush ($)	Compensation Actually Paid to Gerald P. Plush ($)
2023	2,927,559	(1,083,346)	843,497	2,687,710

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,165,745	(402,737)	428,363	1,191,371

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Gerald P. Plush ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Gerald P. Plush ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Gerald P. Plush ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Gerald P. Plush ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Gerald P. Plush ($)	Total - Inclusion of Equity Values for Gerald P. Plush ($)
2023	890,797	(121,865)	—	74,565	—	843,497

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	437,437	(9,985)	—	911	—	428,363

(4)
Cumulative Total Shareholder Return (“TSR”) for each fiscal year is measured over a period running from the last trading day before the covered fiscal year began, through and including the end of the covered fiscal year, calculated assuming reinvested dividends. The comparison assumes an initial fixed investment of $100 in the Company’s common stock on December 31, 2019. The Peer Group TSR set forth in this table utilizes the KBW Nasdaq Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the KBW Nasdaq Bank Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined Core PPNR to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years. Core PPNR is a non-GAAP measure and is calculated as net income attributable to the Company plus provision for (reversal of) credit losses, provision for income tax expense and non-routine noninterest expense items less non-routine noninterest income items. For more information on Core PPNR, please see the section titled “
2023 Annual Cash Incentive
” in the Compensation Discussion & Analysis in this proxy statement.

Company Selected Measure Name	Core PPNR
Named Executive Officers, Footnote
(1)
Millar Wilson was our PEO in 2020 and from January 1, 2021 through March 19, 2021. Gerald P. Plush has been our PEO since March 20, 2021. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Alberto Peraza	Miguel Palacios	Carlos Iafigliola	Sharymar Calderón
Miguel Palacios	Alberto Capriles	Miguel Palacios	Carlos Iafigliola
Alfonso Figueredo	Alfonso Figueredo	Alberto Capriles	Alberto Capriles
		Howard Levine	Howard Levine
Juan Esterripa

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the KBW Nasdaq Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the KBW Nasdaq Bank Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Gerald P. Plush ($)	Exclusion of Stock Awards for Gerald P. Plush ($)	Inclusion of Equity Values for Gerald P. Plush ($)	Compensation Actually Paid to Gerald P. Plush ($)
2023	2,927,559	(1,083,346)	843,497	2,687,710

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Gerald P. Plush ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Gerald P. Plush ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Gerald P. Plush ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Gerald P. Plush ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Gerald P. Plush ($)	Total - Inclusion of Equity Values for Gerald P. Plush ($)
2023	890,797	(121,865)	—	74,565	—	843,497

Non-PEO NEO Average Total Compensation Amount	$ 1,165,745	$ 918,499	$ 1,254,145	$ 728,501
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,191,371	777,465	1,589,521	161,192
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,165,745	(402,737)	428,363	1,191,371

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	437,437	(9,985)	—	911	—	428,363

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid, Company Total Shareholder Return (“TSR”) and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years, and the Peer Group TSR over the same period.

Compensation Actually Paid vs. Net Income

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Core PPNR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Core PPNR during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid, Company Total Shareholder Return (“TSR”) and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years, and the Peer Group TSR over the same period.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2023 to Company performance. The measures in this table are not ranked.

Core PPNR Core Efficiency Ratio Relative TSR Non-performing Loans/Total Loans Growth in Average Total Core Deposits

Total Shareholder Return Amount	$ 116.36	124.87	158.84	69.76
Peer Group Total Shareholder Return Amount	96.65	97.52	124.06	89.69
Net Income (Loss)	$ 30,789,000	$ 61,963,000	$ 110,311,000	$ (1,722,000)
Company Selected Measure Amount	141,990,000	105,479,000	69,907,000	71,023,000
Measure:: 1
Pay vs Performance Disclosure
Name	Core PPNR
Non-GAAP Measure Description	We determined Core PPNR to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years. Core PPNR is a non-GAAP measure and is calculated as net income attributable to the Company plus provision for (reversal of) credit losses, provision for income tax expense and non-routine noninterest expense items less non-routine noninterest income items. For more information on Core PPNR, please see the section titled “
2023 Annual Cash Incentive
	” in the Compensation Discussion & Analysis in this proxy statement.
Measure:: 2
Pay vs Performance Disclosure
Name	Core Efficiency Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Non-performing Loans/Total Loans
Measure:: 5
Pay vs Performance Disclosure
Name	Growth in Average Total Core Deposits
Millar Wilson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 396,728	$ 1,604,927
PEO Actually Paid Compensation Amount			1,591,669	$ 764,927
PEO Name	Millar Wilson
Gerald P. Plush [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,927,559	$ 2,959,731	4,634,369
PEO Actually Paid Compensation Amount	$ 2,687,710	$ 1,668,456	$ 8,174,519
PEO Name	Gerald P. Plush
PEO | Gerald P. Plush [Member] | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,083,346)
PEO | Gerald P. Plush [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	843,497
PEO | Gerald P. Plush [Member] | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	890,797
PEO | Gerald P. Plush [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(121,865)
PEO | Gerald P. Plush [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	74,565
Non-PEO NEO | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(402,737)
Non-PEO NEO | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	428,363
Non-PEO NEO | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	437,437
Non-PEO NEO | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,985)
Non-PEO NEO | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 911